Restricted Deposits	6 Months Ended
Jun. 30, 2026
Contract with Customer, Liability [Abstract]
Restricted Deposits

Note 4 – Restricted Deposits:

The restricted deposits consist of funds that are contractually restricted as to usage or withdrawal due to guarantees made with regard to lease payments for the Company’s office space. The bank deposit bears an annual interest rate of 4.21%.